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Aberdeen Select International Equity Fund
Aberdeen Select International Equity Fund
Objective
The Aberdeen Select International Equity Fund (the “Select International Equity Fund” or the “Fund”) seeks long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Select International Equity Fund.  This table does not include the brokerage commissions that you may pay when purchasing or selling Institutional Class Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Aberdeen Select International Equity Fund		Class A	Institutional Class
Management Fees		0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	2.03%	1.99%
Total Annual Fund Operating Expenses		3.08%	2.79%
Less: Amount of Fee Waiver/Expense Reimbursement		0.14%	0.10%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	2.94%	2.69%
[1]	The Fund owes an uncertain amount of tax liability relating to the receipt of payments on tax reclaims from some European jurisdictions in an amount that is subject to negotiations with the Internal Revenue Service, the estimated amount of which contributed approximately 1.59% to "Other Expenses". Upon final determination of the Internal Revenue Service, if the actual tax payable is greater than the amount currently accrued, and subject to the level of assets under management at the time of any subsequent adjustments, the Fund's expenses, net asset value and performance may be materially adversely affected.
[2]	Aberdeen Investment Funds and Aberdeen Standard Investments Inc. (the "Adviser") have entered into a written contract pursuant to which the Adviser will waive fees and reimburse expenses so that the Fund's operating expenses do not exceed 1.10% for Institutional Class and 1.35% for Class A shares of the Fund, which may not be terminated before February 28, 2021 without approval from the Independent Trustees. This expense limitation excludes certain expenses, including interest, taxes, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business. The Fund is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser; provided, however, that any reimbursements must be paid within not more than three fiscal years after the fiscal year in which the Adviser limited the fees or paid the expenses and the reimbursements do not cause a Class to exceed the lesser of the applicable expense limitation in effect at the time fees were limited or expenses were paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser.

Example

This Example is intended to help you compare the cost of investing in the Select International Equity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Aberdeen Select International Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	297	938	1,603	3,383
Institutional Class	272	856	1,465	3,111

Portfolio Turnover

The Select International Equity Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 132% of the average value of its portfolio.

Principal Strategies

As a non-fundamental policy, under normal circumstances, the Select International Equity Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by companies that are located in, or that derive a majority of their earnings or revenue from, a number of countries around the world other than the U.S. For purposes of the 80% policy, a company is considered to be outside the U.S. if Fund management determines that the company meets one or more of the following criteria:

·                  The company is organized under the laws of, or has its principal office in, a country outside the U.S.;

·                  The company has its principal securities trading market in a country outside the U.S.; and/or

·                  The company derives the majority of its annual revenue or earnings or assets from goods produced, sales made or services performed in a country outside the U.S.

Equity securities include, but are not limited to, common stock, preferred stock and depositary receipts.

Under normal circumstances, a number of countries around the world will be represented in the Fund’s portfolio, some of which may be considered to be emerging market countries.  At times, the Fund may have a significant amount of its assets invested in a country or geographic region.  The Fund may invest in securities denominated in U.S. Dollars and currencies of the foreign countries in which it is permitted to invest.  The Fund typically has full currency exposure to those markets in which it invests.

The Fund may invest in securities of any market capitalization.

The Fund may invest in securities of any market sector and may hold a significant amount of securities of companies, from time to time, within a single sector.

The Adviser employs a fundamental, bottom-up equity investment style. The style recognizes that the market is not efficient at pricing the fundamentals that drive a company’s share price when the company undergoes or faces material change; therefore, the investment team focuses on securing and analyzing information about the fast changing corporate prospects of companies, concentrating on the most important factors that drive the market price of the investment, which is based on first-hand research and disciplined company evaluation. Stocks are identified for their long-term, fundamental value. The stock selection process contains two filters, first quality and then price. In the quality filter, the Adviser seeks to determine whether the company is a business that has good growth prospects and a balance sheet that supports expansion, and evaluates other business risks. ESG (Environmental, Social and Governance) analysis is fully integrated into investment decisions for all equity holdings. As such, although ESG investing is not a principal strategy of the Fund, the Adviser considers and evaluates ESG factors as part of the investment analysis process and this analysis forms an integral component of the Adviser’s quality rating for all companies. In the price filter, the Adviser assesses the value of a company by reference to financial ratios, and estimates the value of the company relative to its market price and the valuations of other potential investments. The Adviser may sell a security when it perceives that a company’s business direction or growth potential has changed or the company’s valuations no longer offer attractive relative value.

Principal Risks

The Select International Equity Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments — and therefore, the value of Fund shares — may fluctuate. The following is a list of the principal risks of investing in the Fund. The order of the below risk factors does not indicate the significance of any particular risk factor.

Cybersecurity Risk — Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

Emerging Markets Risk — A magnification of the risks that apply to foreign securities. These risks are greater for securities of companies, municipalities or governments in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets (see “Foreign Securities Risk” below).

Equity Securities Risk — The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry).

Foreign Currency Exposure Risk — The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. This risk may impact the Fund more greatly to the extent the Fund does not hedge its currency risk, or hedging techniques used by the Adviser are unsuccessful.

Foreign Securities Risk — Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.

Issuer Risk — The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service.

Large-Cap Securities Risk - Securities issued by large cap companies subject the Fund to the risk that those securities may underperform securities issued by companies with smaller capitalizations or the market as a whole.

Management Risk — The Fund is subject to the risk that the Adviser or Sub-adviser may make poor security selections. The Adviser or Sub-adviser and their portfolio managers apply their own investment techniques and risk analyses in making investment decisions for the Fund and there can be no guarantee that these decisions will achieve the desired results for the Fund. In addition, the Adviser or Sub-adviser may select securities that underperform the relevant market of other funds with similar investment objectives and strategies.

Market Risk — Deteriorating market conditions might cause a general weakness in the market that reduces the prices, or yield, of securities in those markets in which the Fund invests.

Mid-Cap Securities Risk — Securities of medium-sized companies tend to be more volatile and less liquid than securities of larger companies.

Sector Risk — To the extent that the Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Small-Cap Securities Risk — Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies.  Therefore, they generally involve greater risk.

Valuation Risk - The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

If the value of the Fund’s investments decreases, you may lose money.

For additional information regarding the above identified risks, see “Fund Details: Additional Information about Investments, Investment Techniques and Risks” in the Prospectus.

An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

Performance

The bar chart and table below can help you evaluate potential risks of the Select International Equity Fund. The bar chart shows how the Fund’s annual total returns for Class A have varied from year to year. The table compares the Fund’s average annual total returns to the returns of the MSCI All Country World ex USA Index (net dividends), a broad-based securities index, and the MSCI All Country World ex USA Index (gross dividends). Effective February 28, 2020, the MSCI All Country World ex USA Index (net dividends) replaced the MSCI All Country World ex USA Index (gross dividends) as the Fund’s primary benchmark. The Adviser believes that the change from a gross to a net dividend benchmark is in line with industry practice and is more appropriate for the Fund, as it is calculated net of withholding taxes to which the Fund is generally subject. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeenstandard.com/en-us/us/investor/fund-centre or call 866-667-9231.

The Fund changed its investment strategy effective February 28, 2019. Performance information for periods prior to February 28, 2019 reflects the Fund’s previous investment strategy.

Aberdeen Standard Investments Inc. (the “Adviser”) and Aberdeen Asset Managers Limited (“AAML”) became adviser and sub-adviser of the Fund, respectively, on May 22, 2013. Performance prior to this date reflects the performance of an unaffiliated adviser.

Performance shown reflects the Fund’s receipt of payment of Article 63 EU Tax Reclaims related to prior years (2005-2008).  The receipt of these extraordinary payments on various dates beginning December 16, 2016 effectively increased the Fund’s performance for all periods that include these payments in a manner that may not recur in the future, and the Fund’s performance was significantly higher for those periods than it would have been had the Fund not received payment of the Article 63 EU Tax Reclaims.

Annual Total Returns — Class A Shares (Years Ended Dec. 31)

Highest Return: 15.15% - 1st quarter 2017 Lowest Return: -24.53% - 3rd quarter 2011
Average Annual Total Returns As of December 31, 2019

After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Returns - Aberdeen Select International Equity Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	22.82%	4.25%	2.26%
Institutional Class	23.09%	4.51%	2.52%
After Taxes on Distributions | Class A	20.62%	3.02%	1.35%
After Taxes on Distributions and Sale of Fund Shares | Class A	13.50%	2.70%	1.38%
MSCI All Country World ex USA Index (net dividends) (reflects deductions for expenses and taxes)	21.51%	5.51%	4.97%
MSCI All Country World ex USA Index (gross dividends) (reflects no deductions for expenses or taxes)	22.13%	6.01%	5.45%